Income Taxes (Details 8) $ in Thousands	12 Months Ended
Dec. 31, 2021 ARS ($)
Income Taxes [Line Items]
Tax witholding rate for dividend payments	7.00%
Taxable Income One [Member]
Income Taxes [Line Items]
Cumulative Taxable Income Per Annum Minimum	$ 0
Cumulative Taxable Income Per Annum Maximum	5,000,000
Minimum Tax Expenses Based On The Taxable Income Threshold	$ 0
Tax Rate Based On The Cumulative Taxable Income	25.00%
Base Amount For Determining The slab Rate On Which The Tax Amount Is Payable	$ 0
Taxable Income Two [Member]
Income Taxes [Line Items]
Cumulative Taxable Income Per Annum Minimum	5,000,000
Cumulative Taxable Income Per Annum Maximum	50,000,000
Minimum Tax Expenses Based On The Taxable Income Threshold	$ 1,250,000
Tax Rate Based On The Cumulative Taxable Income	30.00%
Base Amount For Determining The slab Rate On Which The Tax Amount Is Payable	$ 5,000,000
Taxable Income Three [Member]
Income Taxes [Line Items]
Cumulative Taxable Income Per Annum Minimum	50,000,000
Minimum Tax Expenses Based On The Taxable Income Threshold	$ 14,750,000
Tax Rate Based On The Cumulative Taxable Income	35.00%
Base Amount For Determining The slab Rate On Which The Tax Amount Is Payable	$ 50,000,000